General (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 15, 2023 ₪ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ₪ / shares	Nov. 15, 2023 $ / shares	Dec. 31, 2022 ₪ / shares
General [Line Items]
Issuance of shares | $		$ 8,830
Number of share | shares	1
Ordinary share | ₪ / shares			₪ 0.08		₪ 0.08
Common Stock [Member] | Minimum [Member]
General [Line Items]
Ordinary share | (per share)	₪ 0.01			$ 0.08